Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Office Lease
The Company leases office space for its corporate headquarters, located at 11250 El Camino Real, Suite 100 San Diego, California 92130. The original lease term was effective from September 1, 2021 through October 31, 2023 and contained a renewal option for a two-year extension after the current expiration date. At the commencement date, the Company did not expect to exercise the renewal option, and has therefore excluded the option from the calculation of the right of use asset and lease liability. The lease provides for two months of rent abatement and the initial monthly rent is $8,067 per month with annual increases of 3% commencing on November 1, 2022. The lease included non-lease components (i.e., property management costs) that are paid separately from rent, based on actual costs incurred, and therefore were not included in the right-of-use asset and lease liability but are reflected as an expense in the period incurred. In calculating the present value of the lease payments, the Company has elected to utilize its incremental borrowing rate based on the lease term.
The Company entered into an amended and restated lease agreement on June 27, 2023 for its corporate headquarters, extending the lease term to 36 months, retroactive to September 1, 2021 through October 31, 2026. The Company treated the amended and restated lease agreement as a single modified lease.
For the years ended December 31, 2023 and 2022, lease expense comprised of $97,986 and $90,701, respectively in lease cost from the Company's non-cancellable operating lease.
The remaining lease term and discount rate related to the operating lease are presented in the following table:

December 31, 2023
Weighted-average remaining term – operating lease (in years)	2.83
Weighted-average discount rate – operating lease	15%
Future minimum lease payments as of December 31, 2023 are presented in the following table:

Year:
2024	103,216
2025	106,313
2026	90,798
Total future minimum lease payments:	300,327
Less imputed interest	(57,059)
Total	$243,268
Reported as:

	December 31, 2023	December 31, 2022
Operating lease liability	$72,038	$78,700
Operating lease liability, net of current portion	171,230	—
Total lease liability	$243,268	$78,700
General Litigation and Disputes
From time to time, in the normal course of operations, the Company may be a party to litigation and other dispute matters and claims. Litigation can be expensive and disruptive to normal business operations. Moreover, the results of complex legal proceedings are difficult to predict. An unfavorable outcome to any legal matter, if material, could have a materially adverse effect on the Company’s operations or financial position, liquidity or results of operations.
Wendy Cunning vs Skye Bioscience, Inc.
The Company is a party to a legal proceeding with a former employee alleging, among other things, wrongful termination, violation of whistleblower protections under the Sarbanes-Oxley Act of 2002, and retaliation under California law against the Company relating to certain actions and events that occurred with the Company's former management during the employee's employment term from March 2018 to July 2019. The case, entitled Wendy Cunning vs Skye Bioscience, Inc., was filed in U.S. District Court (the "District Court") for the Central District of California (the “Cunning Lawsuit”). On January 18, 2023, a jury rendered a verdict in favor of Ms. Cunning and awarded her $512,500 in economic damages (e.g., lost earnings, future earnings and interest), $840,960 in non-economic damages (e.g., emotional distress) and $3,500,000 in punitive damages. On February 13, 2023, the Company received the final judgment on the special verdict (the "Final Judgment") from the District Court.
On August 2, 2023, the District Court ruled on the plaintiff's motion for attorney fees and awarded the plaintiff $1,200,008. Based on this order, the Company reduced the aggregate estimate for the legal contingency by $151,842, the difference between the attorney fees awarded by the District Court and the Company's previous estimate.
Immediately prior to the closing of the PIPE Financing, on August 17, 2023, the Company obtained a stay on enforcement of the judgment in the Cunning Lawsuit by posting an appeal bond in the amount of $9,080,202.
On October 19, 2023, the Company received the final orders from the District Court denying the post-trial motions that the Company filed with the District Court in March 2023 seeking judgment as a matter of law, a new trial, and/or a reduction of the judgment. Additionally, in March of 2023, the Company appealed the judgment in the Cunning Lawsuit with the Ninth District Court of Appeals, which is moving forward now that the District Court has ruled on the post-trial motions. In March 2024, the Company filed the opening brief for the appeal with the Ninth District Court of Appeals.
The Company strongly believes that this case was incorrectly decided as to liability, the amount of compensatory damages, and the appropriateness and amount of punitive damages. The Company is challenging the verdict in the Ninth District Court of Appeals and is pursuing reimbursement under its existing insurance policies, but given the jury verdict, the Company has determined that a loss is probable and accordingly have recorded a legal contingency expense and a current balance sheet liability for the total amount of the jury verdict. The Company has recorded an aggregate estimate for the legal contingency of $6,053,468 plus accrued interest of $234,750 at an annual interest rate of 4.87% on the judgment and 5.38% on the legal fees, which is determined by the Superior Court of California. Depending on the judge's final order on the post-trial motions and appeal, it is reasonably possible that the legal contingency booked could materially change after the issuance of these financials.
Skye Bioscience, Inc. vs Partner Re Ireland Insurance
In February 2023, the Company brought a suit against the Company's D&O carrier, Partner Re Ireland Insurance DAC ("Partner Re"), bringing claims for (a) breach of contract, (2) tortious breach of the implied covenant of good faith and fair dealing and (3) declaratory relief that Partner Re is obligated to reimburse the Company for the defense fees and costs incurred in defense of the Cunning Lawsuit and must indemnify the Company for any settlement or judgment in the Cunning Lawsuit. The Company's allegations arise out of Partner Re's refusal to reimburse the Company for costs incurred by the Company in defending the Cunning Lawsuit. The case, entitled Skye Bioscience, Inc., v. Partner Re Ireland Insurance DAC, was filed in the United Stated District Court for the Central District of California.
On April 17, 2023, Partner Re filed a motion to dismiss the Company's complaint pursuant to Federal Rule of Civil Procedure 12(b)(6). On June 20, 2023, the judge issued a final ruling in favor of the Company and denied Partner Re's motion to dismiss the Company's lawsuit. In its ruling, the Court rejected Partner Re's primary basis for denying coverage.
Based on the outcome, the Company is pursuing up to $5,000,000 in coverage less the deductible to cover legal expenses incurred and the final verdict or settlement of the Cunning Lawsuit.